Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory, Net [Abstract]
Schedule Of Inventory	The classes of inventory as of December 31 are summarized as follows ($ in millions):

	2014	2013
Finished goods	$903.7	$855.8
Work in process	266.4	278.0
Raw materials	612.7	600.3
Total	$1,782.8	$1,734.1